Contingencies and Commitments (Details 2) - 12 months ended Dec. 31, 2024 $ in Thousands, $ in Thousands	CLP ($)	USD ($)
Legal Proceeding One [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	Supreme Court
Description of the nature of litigation proceedings	Compensation for damages
Description of present status of the proceeding	Unification of Jurisprudence
Estimated accrued loss contingency	$ 72,000
Legal Proceeding Two [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	Court of Appeal
Description of the nature of litigation proceedings	Collection of employee benefits
Description of present status of the proceeding	Appeal of sentence
Estimated accrued loss contingency	$ 46,338
Legal Proceeding Three [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	Court of Appeal
Description of the nature of litigation proceedings	Collection of employee benefits
Description of present status of the proceeding	Appeal of sentence
Estimated accrued loss contingency	$ 30,779
Legal Proceeding Four [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	Labur Court
Description of the nature of litigation proceedings	Laboral trials
Description of present status of the proceeding	Answered lawsuit
Estimated accrued loss contingency	$ 19,311	$ 19,380
Legal Proceeding Five [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	Labur Court
Description of the nature of litigation proceedings	Laboral trials
Description of present status of the proceeding	Sentence
Estimated accrued loss contingency	$ 606,721	608,876
Legal Proceeding Six [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	Labur Court
Description of the nature of litigation proceedings	Laboral trials
Description of present status of the proceeding	Evidentiary stage
Estimated accrued loss contingency	$ 568,825	570,846
Legal Proceeding Seven [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	Labur Court
Description of the nature of litigation proceedings	Laboral trials
Description of present status of the proceeding	Evidentiary stage
Estimated accrued loss contingency	$ 48,752	48,925
Legal Proceeding Eight [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	Administrative Court
Description of the nature of litigation proceedings	Administrative claims of several municipalities for advertising and publicity fees
Description of present status of the proceeding	Proceedings in administrative or judicial stage
Estimated accrued loss contingency	$ 21,922	22,000
Legal Proceeding Nine [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	Labur Court
Description of the nature of litigation proceedings	Social benefits claim
Description of present status of the proceeding	Sentence
Estimated accrued loss contingency	$ 28,060	28,160
Legal Proceeding Ten [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	State Counsil
Description of the nature of litigation proceedings	Requirement of the Department of Cundinamarca, regarding determination of the basis for calculation of the Consumption Tax (ICO), for the period of November and December 2019
Description of present status of the proceeding	Second instance sentence is awaited
Estimated accrued loss contingency	$ 849,025	852,041
Legal Proceeding Eleven [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	State Counsil
Description of the nature of litigation proceedings	Requirement of the Department of Cundinamarca, regarding determination of the basis for calculation of the Consumption Tax (ICO), for the period of January to October (except for August) of 2020
Description of present status of the proceeding	Request for Addition and Clarification of the sentence
Estimated accrued loss contingency	$ 6,023,601	$ 6,045,000